Note 7 Expected loss variation as of december (Details)	Dec. 31, 2023	Dec. 31, 2022
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.22%	2.23%
GDP over100 bp	(1.91%)	(1.95%)
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	1.88%	1.51%
GDP over100 bp	(1.65%)	(1.35%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.28%	0.67%
GDP over100 bp	(0.23%)	(0.55%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.02%	0.03%
GDP over100 bp	(0.02%)	(0.03%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.61%	1.18%
GDP over100 bp	(0.58%)	(0.95%)
SPAIN | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.47%	0.62%
GDP over100 bp	(0.45%)	(0.52%)
Housing price -100 bp	0.32%	0.23%
Housing price over100 bp	(0.32%)	(0.22%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.14%	0.54%
GDP over100 bp	(0.13%)	(0.42%)
Housing price -100 bp	0.00%	0.01%
Housing price over100 bp	0.00%	(0.01%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.94%	0.67%
GDP over100 bp	(0.89%)	(0.63%)
MEXICO | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.92%	0.63%
GDP over100 bp	(0.87%)	(0.60%)
Housing price -100 bp		0.04%
Housing price over100 bp		(0.03%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.02%	0.03%
GDP over100 bp	(0.02%)	(0.03%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.22%	0.19%
GDP over100 bp	(0.21%)	(0.18%)
TURKEY | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.11%	0.12%
GDP over100 bp	(0.11%)	(0.11%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.09%	0.05%
GDP over100 bp	(0.09%)	(0.05%)